LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net loss per share:
LOSS PER SHARE

NOTE 15 - LOSS PER SHARE

Basic and diluted net loss per share was determined by dividing net loss attributable to common stockholders by the weighted-average common shares outstanding during the period.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Three months ended, June 30		Six months ended, June 30
Basic and diluted net loss per share	2026	2025	2026	2025

Numerator:
Net loss	$(13,876,277)	$(2,237,988)	$(28,523,232)	$(3,808,163)
Denominator:
Weighted-average shares outstanding	54,112,845	37,784,611	52,767,635	37,784,611
Net loss per share of common stock - Basic and Diluted	$(0.26)	$(0.06)	$(0.54)	$(0.10)

The following warrants to purchase common stock, RSUs, and options to purchase common stock have been excluded from the computation of net loss per share of common stock for the periods presented because including them would have had an anti-dilutive effect:

	Three months ended, June 30		Six months ended, June 30
	2026	2025	2026	2025
Warrants to purchase common stock	16,731,496	17,628,996	16,731,496	17,628,996
RSUs	937,500	—	937,500	—
Options to purchase common stock	15,113,046	15,113,046	15,113,046	15,113,046
	32,782,042	32,742,042	32,782,042	32,742,042

NOTE 16 — LOSS PER SHARE

Basic and diluted net loss per common share was determined by dividing net loss attributable to common stockholders by the weighted-average common shares outstanding during the period.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year ended December 31,
Basic and diluted net loss per common share	2025	2024 (Restated)

Numerator:
Net loss	$(13,822,121)	$(6,074,134)
Denominator:
Weighted average common shares outstanding	38,276,140	37,530,778
Net loss per share of common stock – Basic and Diluted	$(0.36)	$(0.16)

The following warrants to purchase common stock and options to purchase common stock have been excluded from the computation of net loss per share of common stock for the periods presented because including them would have had an anti-dilutive effect:

	Year ended
	December 31,
	2025	2024 (Restated)
Warrants to purchase common stock	16,223,996	16,953,996
Options to purchase common stock	15,113,046	9,818,471
	31,337,042	26,772,467